Pioneer Flexible Opportunities Fund
Schedule of Investments  |  July 31, 2023

A: PMARX	C: PRRCX	K: FLEKX	R: MUARX	Y: PMYRX

Schedule of Investments  |  7/31/23
(Consolidated) (unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 97.9%
	Common Stocks — 76.7% of Net Assets
	Aerospace & Defense — 2.9%
9,148	Curtiss-Wright Corp.	$ 1,750,561
111,023	Leonardo S.p.A.	1,503,290
4,728	MTU Aero Engines AG	1,103,628
	Total Aerospace & Defense	$4,357,479

	Banks — 12.7%
38(a)	Bank for Foreign Trade of Vietnam JSC	$ 147
107,599	Bankinter S.A.	695,397
48,753	BAWAG Group AG (144A)	2,374,654
520,194	CaixaBank S.A.	2,098,497
64,200	DBS Group Holdings, Ltd.	1,654,064
2,172,188(a)	Eurobank Ergasias Services and Holdings S.A.	3,791,459
39,476	Hana Financial Group, Inc.	1,217,124
108,697	ING Groep NV	1,587,124
1,814,000	Postal Savings Bank of China Co., Ltd., Class H (144A)	1,111,813
56,800	Sumitomo Mitsui Financial Group, Inc.	2,672,612
17,852(a)+	TCS Group Holding Plc (G.D.R.)	32,134
30,771	Truist Financial Corp.	1,022,213
44,700	United Overseas Bank, Ltd.	1,011,822
	Total Banks	$19,269,060

	Beverages — 0.7%
124,755	Coca-Cola Femsa S.A.B de CV	$ 1,053,172
	Total Beverages	$1,053,172

	Capital Markets — 2.9%
25,773	Morgan Stanley	$ 2,359,776
19,162	Raymond James Financial, Inc.	2,109,161
	Total Capital Markets	$4,468,937

	Commercial Services & Supplies — 1.8%
8,105	Republic Services, Inc.	$ 1,224,747
9,400	Waste Management, Inc.	1,539,626
	Total Commercial Services & Supplies	$2,764,373

	Communications Equipment — 1.5%
43,405	Cisco Systems, Inc.	$ 2,258,796
	Total Communications Equipment	$2,258,796

	Construction & Engineering — 0.5%
6,974	Vinci S.A.	$ 818,780
	Total Construction & Engineering	$818,780

1Pioneer Flexible Opportunities Fund |  | 7/31/23

Shares		Value
	Consumer Staples Distribution & Retail — 0.0%†
23,507+#	Magnit PJSC	$ 74,492
	Total Consumer Staples Distribution & Retail	$74,492

	Electric Utilities — 1.9%
4,495	Acciona S.A.	$ 673,876
36,009	Endesa S.A.	771,448
120,291	Iberdrola S.A.	1,501,812
	Total Electric Utilities	$2,947,136

	Electronic Equipment, Instruments & Components — 1.5%
5,100	Keyence Corp.	$ 2,285,706
	Total Electronic Equipment, Instruments & Components	$2,285,706

	Financial Services — 0.9%
562,398	M&G Plc	$ 1,447,837
	Total Financial Services	$1,447,837

	Food Products — 2.9%
21,124	Archer-Daniels-Midland Co.	$ 1,794,695
34,348	Mondelez International, Inc., Class A	2,546,217
	Total Food Products	$4,340,912

	Gas Utilities — 1.7%
488,986	Snam S.p.A.	$ 2,570,995
	Total Gas Utilities	$2,570,995

	Ground Transportation — 0.7%
30,037	CSX Corp.	$ 1,000,833
	Total Ground Transportation	$1,000,833

	Health Care Equipment & Supplies — 2.4%
6,882	EssilorLuxottica S.A.	$ 1,384,263
6,782(a)	Intuitive Surgical, Inc.	2,200,081
	Total Health Care Equipment & Supplies	$3,584,344

	Health Care Providers & Services — 3.5%
4,937	Elevance Health, Inc.	$ 2,328,437
5,876	UnitedHealth Group, Inc.	2,975,430
	Total Health Care Providers & Services	$5,303,867

	Hotels, Restaurants & Leisure — 1.0%
84,400	OPAP S.A.	$ 1,485,693
	Total Hotels, Restaurants & Leisure	$1,485,693

Pioneer Flexible Opportunities Fund |  | 7/31/232

Schedule of Investments  |  7/31/23
(Consolidated) (unaudited) (continued)
Shares		Value
	Independent Power and Renewable Electricity Producers — 1.4%
50,159	RWE AG	$ 2,158,012
	Total Independent Power and Renewable Electricity Producers	$2,158,012

	Industrial REITs — 1.0%
743,200	CapitaLand Ascendas Real Estate Investment Trust	$ 1,570,515
	Total Industrial REITs	$1,570,515

	Insurance — 12.1%
273,000	AIA Group, Ltd.	$ 2,709,382
4,550	Allianz SE	1,087,592
65,616	ASR Nederland NV	2,978,859
444,302	Aviva Plc	2,214,637
115,972	AXA S.A.	3,566,489
158,500	Ping An Insurance Group Co. of China, Ltd., Class H	1,143,190
137,685	Poste Italiane S.p.A. (144A)	1,573,644
2,540	Swiss Life Holding AG	1,610,128
3,194	Zurich Insurance Group AG	1,541,236
	Total Insurance	$18,425,157

	Life Sciences Tools & Services — 1.6%
4,443	Thermo Fisher Scientific, Inc.	$ 2,437,696
	Total Life Sciences Tools & Services	$2,437,696

	Mortgage Real Estate Investment Trusts (REITs) — 7.5%
66,349	Blackstone Mortgage Trust, Inc., Class A	$ 1,525,364
80,842	BrightSpire Capital, Inc.	594,997
126,030	Ladder Capital Corp.	1,385,070
393,982	Redwood Trust, Inc.	2,966,684
232,100	Rithm Capital Corp.	2,339,568
124,546	Starwood Property Trust, Inc.	2,583,084
	Total Mortgage Real Estate Investment Trusts (REITs)	$11,394,767

	Oil, Gas & Consumable Fuels — 3.5%
45,047+#	LUKOIL PJSC	$ 146,188
65,968	Marathon Oil Corp.	1,732,979
28,007	TotalEnergies SE	1,701,660
67,902	Woodside Energy Group, Ltd.	1,732,715
	Total Oil, Gas & Consumable Fuels	$5,313,542

3Pioneer Flexible Opportunities Fund |  | 7/31/23

Shares		Value
	Passenger Airlines — 1.4%
18,513	Copa Holdings S.A., Class A	$ 2,184,904
	Total Passenger Airlines	$2,184,904

	Professional Services — 1.6%
14,803	Booz Allen Hamilton Holding Corp.	$ 1,792,347
4,051	Teleperformance	586,825
	Total Professional Services	$2,379,172

	Real Estate Management & Development — 0.1%
318(a)	KWG Living Group Holdings, Ltd.	$ 41
342,000	S-Enjoy Service Group Co., Ltd.	228,909
	Total Real Estate Management & Development	$228,950

	Retail REITs — 0.6%
536,400	Frasers Centrepoint Trust	$ 875,344
	Total Retail REITs	$875,344

	Software — 2.1%
12,501(a)	Palo Alto Networks, Inc.	$ 3,124,750
	Total Software	$3,124,750

	Textiles, Apparel & Luxury Goods — 3.6%
4,525	LVMH Moet Hennessy Louis Vuitton SE	$ 4,219,499
402,900(a)	Samsonite International S.A. (144A)	1,193,372
	Total Textiles, Apparel & Luxury Goods	$5,412,871

	Trading Companies & Distributors — 0.7%
6,441	Ferguson Plc	$ 1,040,994
	Total Trading Companies & Distributors	$1,040,994

	Total Common Stocks (Cost $101,544,401)	$116,579,086

Principal Amount USD ($)
	Convertible Corporate Bonds — 3.0% of Net Assets
	Internet — 0.8%
1,132,000(b)	PDD Holdings, Inc., 12/1/25	$ 1,106,613
	Total Internet	$1,106,613

Pioneer Flexible Opportunities Fund |  | 7/31/234

Schedule of Investments  |  7/31/23
(Consolidated) (unaudited) (continued)
Principal Amount USD ($)		Value
	REITs — 2.2%
2,388,000	PennyMac Corp., 5.50%, 3/15/26	$ 2,101,440
1,386,000	Redwood Trust, Inc., 7.75%, 6/15/27	1,258,661
	Total REITs	$3,360,101

	Total Convertible Corporate Bonds (Cost $4,520,896)	$4,466,714

	Corporate Bonds — 4.1% of Net Assets
	Banks — 2.9%
800,000(c)	ABN AMRO Bank NV, 2.47% (1 Year CMT Index + 110 bps), 12/13/29 (144A)	$ 678,294
EUR800,000(c)(d)	ABN AMRO Bank NV, 4.75% (5 yr. EUR Swap + 390 bps)	762,965
732,000(c)	UBS Group AG, 2.746% (1 Year CMT Index + 110 bps), 2/11/33 (144A)	580,150
749,000(c)(d)	UBS Group AG, 3.875% (5 Year CMT Index + 310 bps) (144A)	620,097
743,000(c)(d)	UBS Group AG, 4.875% (5 Year CMT Index + 340 bps) (144A)	617,619
613,000(c)	UBS Group AG, 4.988% (1 Year CMT Index + 240 bps), 8/5/33 (144A)	578,134
667,000(c)(d)	UBS Group AG, 5.125% (5 Year CMT Index + 486 bps)	597,149
	Total Banks	$4,434,408

	Coal — 0.7%
1,039,000	Teck Resources, Ltd., 6.125%, 10/1/35	$ 1,048,121
	Total Coal	$1,048,121

	Mining — 0.5%
752,000	Gold Fields Orogen Holdings BVI, Ltd., 6.125%, 5/15/29 (144A)	$ 760,372
	Total Mining	$760,372

	Total Corporate Bonds (Cost $6,310,964)	$6,242,901

5Pioneer Flexible Opportunities Fund |  | 7/31/23

Shares		Value
	Preferred Stock — 0.0%† of Net Assets
	Real Estate Management & Development — 0.0%†
204(a)	Wheeler Real Estate Investment Trust, Inc.	$ 11,689
	Total Real Estate Management & Development	$11,689

	Total Preferred Stock (Cost $167,705)	$11,689

Principal Amount USD ($)
	Foreign Government Bonds — 2.1% of Net Assets
	Brazil — 0.7%
1,286,000	Brazilian Government International Bond, 5.000%, 1/27/45	$ 1,041,819
	Total Brazil	$1,041,819

	Mexico — 0.7%
MXN20,346,000	Mexican Bonos, 7.500%, 6/3/27	$ 1,146,435
	Total Mexico	$1,146,435

	Russia — 0.2%
RUB260,822,000(e)+	Russian Federal Bond - OFZ, 7.000%, 8/16/23	$ 142,137
RUB230,742,000(e)+	Russian Federal Bond - OFZ, 8.150%, 2/3/27	125,745
	Total Russia	$267,882

	Uruguay — 0.5%
647,611(f)	Uruguay Government International Bond, 7.875%, 1/15/33	$ 781,994
	Total Uruguay	$781,994

	Total Foreign Government Bonds (Cost $9,525,972)	$3,238,130

	U.S. Government and Agency Obligations — 5.5% of Net Assets
3,837,700	U.S. Treasury Notes, 3.000%, 8/15/52	$ 3,171,200
5,280,100	U.S. Treasury Notes, 4.250%, 9/30/24	5,215,336
	Total U.S. Government and Agency Obligations (Cost $8,501,513)	$8,386,536

Pioneer Flexible Opportunities Fund |  | 7/31/236

Schedule of Investments  |  7/31/23
(Consolidated) (unaudited) (continued)
Shares		Value
	SHORT TERM INVESTMENTS — 6.5% of Net Assets
	Open-End Fund — 6.5%
9,927,445(g)(h)	Dreyfus Government Cash Management, Institutional Shares, 5.14%	$ 9,927,445
		$9,927,445

	TOTAL SHORT TERM INVESTMENTS (Cost $9,927,445)	$9,927,445

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 97.9% (Cost $140,498,896)	$148,852,501
	OTHER ASSETS AND LIABILITIES — 2.1%	$3,118,729
	net assets — 100.0%	$151,971,230

(G.D.R.)	Global Depositary Receipts.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
REIT	Real Estate Investment Trust.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At July 31, 2023, the value of these securities amounted to $10,088,149, or 6.6% of net assets.
(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at July 31, 2023.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Security is in default.
(f)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(g)	Rate periodically changes. Rate disclosed is the 7-day yield at July 31, 2023.
(h)	All or a portion of this security is held by Flexible Opportunities Commodity Fund Ltd.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
7Pioneer Flexible Opportunities Fund |  | 7/31/23

Restricted Securities	Acquisition date	Cost	Value
LUKOIL PJSC	8/11/2021	$3,941,439	$146,188
Magnit PJSC	12/1/2021	1,791,726	74,492
Total Restricted Securities			$220,680
% of Net assets			0.1%
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
EUR	— Euro
MXN	— Mexican Peso
RUB	— Russia Ruble
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of July 31, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Banks	$19,236,926	$—	$32,134	$19,269,060
Consumer Staples Distribution & Retail	—	—	74,492	74,492
Oil, Gas & Consumable Fuels	5,167,354	—	146,188	5,313,542
All Other Common Stocks	91,921,992	—	—	91,921,992
Convertible Corporate Bonds	—	4,466,714	—	4,466,714
Corporate Bonds	—	6,242,901	—	6,242,901
Preferred Stock	—	11,689	—	11,689
Foreign Government Bonds
Russia	—	—	267,882	267,882
All Other Foreign Government Bonds	—	2,970,248	—	2,970,248
U.S. Government and Agency Obligations	—	8,386,536	—	8,386,536
Open-End Fund	9,927,445	—	—	9,927,445
Total Investments in Securities	$126,253,717	$22,078,088	$520,696	$148,852,501
During the period ended July 31, 2023, there were no significant transfers in or out of Level 3.
Pioneer Flexible Opportunities Fund |  | 7/31/238